Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
Series G (Prospectus Summary) | Series G
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Provide long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is used only for investors who are clients of a wrap fee program or certain other programs advised or sub-advised by UBS Global
AM or its affiliates. Clients pay a wrap fee or a similar fee to participate in such programs.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 92%
of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other expenses" and "Total annual fund operating expenses" include "Acquired fund fees and expenses" which are estimated to be less than 0.01% of the average net assets of the Fund for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Principal investments

The Fund maintains a global portfolio by investing in equity securities of issuers economically tied to a number of countries throughout the world, excluding the United States. The Fund invests primarily in securities from developed countries (outside of the United States), but also may invest up to
15% of its net assets in emerging markets securities. The Fund may invest in equity securities issued by companies with any market capitalization.

Equity securities include common stock, shares of collective trusts, investment companies and exchange-traded funds ("ETFs"), shares of real estate investment trusts ("REITs"), preferred stock and fixed income securities convertible into common stock, rights, warrants and sponsored or unsponsored American Depositary
Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary
Receipts ("GDRs").

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward agreements, swap agreements (specifically, interest rate, currency and equity swaps), equity participation notes and equity linked notes. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund. In addition, equity participation notes and equity linked notes may be used for investment (non-hedging) purposes to earn income;
to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

Management process

The Advisor uses an active, bottom-up, growth approach to manage the Fund. The
Advisor seeks to build a diversified portfolio of securities by typically investing in 75 to 125 of the best growth companies that the Advisor expects to exceed market expectations for earnings growth in their respective markets.

The Advisor's research process sets out to identify sustainable positive fundamental changes in companies and to evaluate the risks inherent in such companies. In selecting securities for the Fund, the Advisor will use both quantitative and fundamental qualitative analysis. The quantitative analysis focuses on growth and momentum-oriented factors such as relative stock price strength, favorable earnings revisions and superior earnings growth prospects.
The Advisor's fundamental qualitative analysis of companies focuses on identifying the drivers of change, the sustainability of growth and the related risk and includes industry analyses, distribution/supply change analyses, corporate/capital structure analyses, stock catalyst analyses and a company's relative strengths and weaknesses.
Risk, Heading	rr_RiskHeading	Main risks
Risk, Narrative	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the
Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Below are some of the specific risks of investing in the Fund.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Derivatives risk: The value of "derivatives"-so called because their value
"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	There is no performance information quoted for the Fund as the Fund had not completed a full calendar year of operations as of the date of this prospectus.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	There is no performance information quoted for the Fund as the Fund had not completed a full calendar year of operations as of the date of this prospectus.
Series G (Prospectus Summary) | Series G | Series G
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	none	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	none	[3]
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	none	[3]
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	none	[3]
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1

[1]	The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary expenses and any acquired fund fees and expenses, incurred by the Fund. The Fund is part of a wrap fee program or other program advised or sub-advised by UBS Global AM or its affiliates, clients of which often pay a single aggregate fee to the program sponsor for all costs and expenses of the program (including investment management, custody and portfolio execution fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the program account.
[2]	"Other expenses" and "Total annual fund operating expenses" include "Acquired fund fees and expenses" which are estimated to be less than 0.01% of the average net assets of the Fund for the current fiscal year.
[3]	Amount represents less than $0.50.